SIGNIFICANT ACCOUNTING POLICIES - Schedule of investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investments [Line Items]
Cost	$ 22,152,923	$ 15,244,510
Unrealized gains	85,652	29,665
Unrealized losses	0	0
Fair value	22,238,575	15,274,175
U.S. treasury notes [Member]
Schedule of Investments [Line Items]
Cost	21,652,923	15,244,510
Unrealized gains	77,423	29,665
Unrealized losses	0	0
Fair value	21,730,346	$ 15,274,175
Certificates of deposits [Member]
Schedule of Investments [Line Items]
Cost	500,000
Unrealized gains	8,229
Unrealized losses	0
Fair value	$ 508,229